Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 — RELATED PARTY TRANSACTIONS

Founder Shares

On March 12, 2021, the Sponsor paid an aggregate of $25,000 in exchange for issuance of 5,750,000 shares of Class B common stock (the “Founder Shares”). On April 5, 2021, the Sponsor transferred interests in the Sponsor that corresponded with 25,000 Founder Shares to each of Nathan Asplund, Rollin Bredenberg, Brian Feldott, and Edmund Underwood, Jr., our independent director nominees. In relation to the Initial Public Offering, an aggregate of 1,515,160 Founder Shares were cancelled by the Sponsor and transferred by us to our anchor investors in the IPO. Amounts previously reported as Class B common stock were retrospectively restated to account for this transaction. On March 7, 2022, Nathan Asplund tendered the return of his interest in the Sponsor (that corresponded with 25,000 Founder Shares) in relation to his resignation from the Board of Directors and the Sponsor transferred an interest in the Sponsor that corresponded with 25,000 Founder Shares to Troy Welch, who was elected to the Board of Directors on March 4, 2022 to fill the vacancy. Notwithstanding the foregoing, the Sponsor retains all voting and disposition rights in the Founders Shares held by the Sponsor.

The Company determined the fair value of the share-based compensation related to the transfer of interests in the Sponsor (that corresponded to Founder Shares), to the independent director nominees, based on assumptions including the probability of an acquisition, an estimated date of acquisition, the risk free rate on the acquisition date, a discount for a lack of marketability and other variables. The value of the share based compensation was $667,250 based on grant date fair value estimates of $6.63 and $6.80 at April 5, 2021 and March 7, 2022, respectively.

On November 15, 2022, the Company’s CEO Richard Bertel, CFO Christopher Bertel, Vice President Edmund Underwood, director Rollin Bredenberg, and director Troy Welch tendered their resignation from the Company. In relation to such resignations, Mr. Bredenberg, Mr. Welch, and Mr. Underwood each tendered the return of their interest in the Sponsor (that corresponded with 25,000 Founder Shares) on November 21, 2022. The Company replaced the departed directors with Ronald Curt Copley and Jason Reeves.

On December 22, 2022, and December 24, 2022, the Sponsor transferred an interest in the Sponsor that corresponded with 25,000 Founder Shares to Ronald Curt Copley and Jason Reeves, respectively, as independent director nominees. The Company determined the fair value of the share-based compensation related to the transfer of the Sponsor interest (corresponding with Founder Shares), to the independent director nominees, based on numerous assumptions including the probability of an acquisition, an estimated date of acquisition, the risk-free rate on the acquisition date, a discount for a lack of marketability and other variables. The value of the share-based compensation was $74,637 based on grant date fair value estimates of $1.49 at both December 22, 2022, and December 24, 2022.

The holders of the Founder Shares have agreed not to transfer, assign, or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of an initial Business Combination and (B) subsequent to an initial Business Combination, (x) if the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their common stock for cash, securities or other property. In addition, the Sponsor, as the holder of the Founder Shares, has agreed to subject certain shares of Common Stock to vesting provisions tied to Operating Hurdles. As per the Sponsor Letter Agreement with Creto IRRX PIPE Investment, LLC, dated January 23, 2026, there are performance hurdles specific to barrel production that allow for the vesting of shares. These hurdles are 16,170 barrels per day for three (3) consecutive months (“Hurdle One”) and that would vest 25% of Founder Shares, and 49,000 barrels per day for three (3) consecutive months (“Hurdle Two”) which would then vest the remaining 75%. For 25% of the Founder Shares, should the daily value weighted average price of the Common Stock for any 20 of 30 consecutive trading days is equal to or exceeds $18.00 per share, the 25% will vest in lieu of Hurdle One. The Facility will not be operational until the second half of 2027, therefore no stock-based compensation expense has been recognized.

On November 13, 2024, the holders of the Company’s Class B common stock converted all issued and outstanding shares of Class B common stock (5,750,000 shares), on a one-for-one basis, into shares of Class A common stock. The newly issued shares of Class A common stock continue to be referred to as Founder Shares. As such, the newly issued shares of Class A common stock are not redeemable and continue to carry restrictions regarding their assignment, transference and selling of the shares.

Related Party Loans

The Sponsor agreed to loan the Company up to $1,500,000 to be used for working capital purposes through the earlier of December 31, 2021 or the closing of the Initial Public Offering. At March 25, 2022 the Sponsor agreed to loan the Company up to $1,500,000 to be used for working capital purposes through April 1, 2023, as funds are necessary. Such loans would be non-interest bearing, unsecured, and will be repaid upon the consummation of a Business Combination. In the event that the Company does not consummate a Business Combination, all amounts loaned to the Company will be forgiven except to the extent that the Company has funds available to it, outside of its Trust Account established in connection with the IPO.

On January 12, 2023, the Company issued an unsecured promissory note (the “Note Payable-Related Party”) to Trident Point 2, LLC (“Trident”), a related party through common ownership, pursuant to which the Company was entitled to borrow up to an aggregate principal amount of $600,000 in order to fund working capital deficiencies or finance transaction costs in connection with an intended Business Combination. All unpaid principal under the Note Payable-Related Party was due and payable in full on the date on which the Company consummated an initial Business Combination. Pursuant to the terms of such note, Trident had the option at any time prior to September 15, 2023 to convert amounts outstanding, up to $600,000, into warrants to purchase the Company’s shares of Class A common stock at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants sold concurrently with the Company’s IPO. In May 2023, the Company issued an amended and restated unsecured promissory note, dated as of January 12, 2023, to Trident, removing the warrant conversion feature from the promissory note.

On February 8, 2024, the Company issued an additional unsecured promissory note to Trident, pursuant to which the Company is entitled to borrow up to an aggregate principal amount of $750,000 from Trident in order to fund costs reasonably related to an initial Business Combination for the Company, including without limitation both the daily operations of the Company prior to an initial Business Combination and potential monthly extensions to the time period for the Company to enter into and complete an initial Business Combination. No interest shall accrue on the unpaid principal balance of the promissory note. All unpaid principal under the promissory note was due and payable in full on the earlier of (i) November 15, 2024 or (ii) the date on which the Company consummates an initial Business Combination. On January 10, 2025, the Company amended and restated the promissory note to amend the Maturity Date (as defined in the promissory note) to the earlier of (i) May 15, 2025 or (ii) the date on which the Company consummates an initial Business Combination. In connection with the approval of the May 2025 Extension Amendment Proposal, the Company amended and restated the unsecured promissory note to Trident to amend the Maturity Date (as defined in the unsecured promissory note) to the earlier of (i) July 15, 2025 or (ii) the date on which the Company consummates an initial Business Combination.

On February 10, 2025, the Company issued an additional unsecured promissory note to Trident, pursuant to which the Company is entitled to borrow up to an aggregate principal amount of $1,350,000 from Trident in order to fund costs reasonably related to an initial Business Combination for the Company, including without limitation both the daily operations of the Company prior to an initial Business Combination and potential monthly extensions to the time period for the Company to enter into and complete an initial Business Combination. No interest shall accrue on the unpaid principal balance of the promissory note. All unpaid principal under the promissory note was due and payable in full on the earlier of (i) May 15, 2025, or (ii) the date on which the Company consummates an initial Business Combination.

On July 14, 2025, the Company amended and restated the unsecured promissory notes to Trident to amend the Maturity Date to the earlier of (i) September 15, 2025 or (ii) the date on which SPAC consummates an initial Business Combination.

At December 31, 2025 and 2024, the Company reported the notes payable to Trident as Notes Payable — related parties of $2,043,710 and $390,710, respectively, on the consolidated balance sheets.

Additionally, Endeavor advanced the Company $47,319 for the payment of working capital. As of December 31, 2025 and 2024, the Company reported $47,319 and $0 as due to Endeavor on the consolidated balance sheets. The advances and note payable to Endeavor are non-interest bearing and payable in conjunction with the $12 million Promissory Note to Sellers.

On April 13, 2023, the Company issued an unsecured promissory note to the Sponsor (“Note Payable — Sponsor”), pursuant to which the Company is entitled to borrow up to an aggregate principal amount of $4,153,244. All unpaid principal under the Note Payable — Sponsor will be due and payable in full on the date on which the Company consummates an initial Business Combination. On August 14, 2023, the Company amended the original promissory note and increased the borrowing limit up to $8,400,000 from the Sponsor to fund costs related to the extension of the date by which the Company must consummate an initial Business Combination pursuant to the Amended and Restated Certificate of Incorporation. As of December 31, 2025 and 2024, the Company has borrowed and owes $5,273,225 and $5,393,225 under the Note Payable — Sponsor, respectively.

On September 14, 2023, the Company issued an unsecured promissory note to the Sponsor (“Working Capital Loan — Related Party”), pursuant to which the Company is entitled to borrow up to an aggregate principal amount of $17,935 from the Lender in order to fund costs reasonably related to an initial Business Combination for the Company. No interest shall accrue on the unpaid principal balance of this promissory note. All unpaid principal under the promissory note will be due and payable in full the date on which the Company consummates an initial Business Combination. At December 31, 2025 and 2024, the Company reported $17,935 as Working Capital Loan — Related Party on the consolidated balance sheets.

A related party of the Company has paid operating expenses on behalf of the Company. These amounts were reflected on the consolidated balance sheets as Advances from Related Parties. The advances are non-interest bearing and are payable on demand. As of December 31, 2025 and 2024, the Company had an outstanding balance under advances from related parties of $100,770.

On October 11, 2024, the Company issued the October 2024 Convertible Note to B H, Inc., pursuant to which the Company is entitled to borrow up to an aggregate principal amount of $1,500,000. All unpaid principal under the October 2024 Convertible Note is due and payable in full on the date on which the Company consummates its proposed Business Combination with TSII. Pursuant to the terms of the October 2024 Convertible Note, this Note shall convert into 355,000 shares of UIGC’s common stock (as defined and amended in the Merger Agreement), provided that, should the Business Combination fail to close for any reason, the Company shall use reasonable efforts to satisfy its obligations under this October 2024 Convertible Note by cash payment in an amount equal to $3,900,000. Any balance under this Note may be prepaid at any time. Additionally, if a Business Combination is not consummated, the October 2024 Convertible Note will be repaid solely to the extent that the Company has funds available to it outside of its Trust Account.

Administrative Services Agreement

The Company entered into an agreement commencing on the date that the Company’s securities were first listed on the New York Stock Exchange through the earlier of consummation of an initial Business Combination or the liquidation, which provides that the Company will pay the Sponsor $10,000 per month for office space, secretarial and administrative services provided to the Company. In addition, the Sponsor, officers and directors, or their respective affiliates will be reimbursed for any out-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on possible Business Combination targets. The Company’s audit committee reviews on a quarterly basis all payments made by the Company to the Sponsor, executive officers or directors, or their affiliates. Any such payments prior to an initial Business Combination will be made using funds held outside the Trust Account.

At December 31, 2024, the Company owed $120,000 under this agreement. On March 21, 2025, the Sponsor agreed to waive any and all rights to receive any and all current and future payments owed to it by the Company under the agreement. At March 31, 2025, the Sponsor waived $120,000 in administrative services fees which are reflected as a reduction of operating expenses during the year ended December 31, 2025.